Income Taxes (Tables)	12 Months Ended
Apr. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Earning Before Income Taxes

For the year ended April 30,	2021	2020	2019
Income (loss) before income taxes	$1,443	$(2,451)	$(9,575)

Income tax expense (recovery) at statutory rate	390	(662)	(2,532)
Difference from higher statutory tax rates on earnings of foreign subsidiaries	(74)	822	1,749
Losses expired	(305)	742	1,426
Permanent Difference	-	60	1,550
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	(54)	(473)	-
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	(1,406)	689	36
Income tax (recovery) expense	$(1,449)	$1,178	$2,229

Summary of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	April 30, 2021	April 30, 2020
Deferred income tax assets (liabilities):
Mining interest, plant and equipment	$(5,891)	$(6,110)
Payments to defer	(56)	(15)
Insurance	(7)	(38)
Reclamation and closure costs provision	719	638
Exploration assets	1,549	(223)
Expenses reserve	132	82
Pension-fund reserve	88	60
Deferred mining tax	(968)	(1,168)
Non-capital losses and other deductible tax benefits	2,437	2,227
Plant and equipment	345	627
Other	(81)	(12)
Deferred income tax liabilities, net	$(1,733)	$(3,932)

	April 30, 2021	April 30, 2020
Non-Capital losses	$13,222	$18,722
Property and equipment	1,589	1,704
Exploration and evaluation assets	7,394	10,905
	$22,205	$31,331